Note 4 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	2016	2015
Accrued compensation	$201,170	$1,305
Accrued directors’ fees	78,070	-
Other accrued expenses	15,000	24,750
Total accrued expenses	$294,240	$26,055